Variable interest entities - Revenue and cash flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable interest entities
Total revenues	¥ 226,701,433	¥ 206,798,631	¥ 192,379,918
Profit (loss) for the year	1,005,156	1,274,788	(4,752,429)
Net cash generated from (used in) operating activities	9,816,065	6,454,554	3,186,263
Net cash generated from (used in) investing activities	5,144,738	(14,141,519)	282,360
Net cash generated from (used in) financing activities	(3,448,740)	(6,602,117)	2,889,600
Variable interest entities
Variable interest entities
Total revenues	210,219,263	192,643,797	181,926,012
Profit (loss) for the year	2,179,295	546,030	1,079,592
Net cash generated from (used in) operating activities	3,174,544	1,115,983	16,513,314
Net cash generated from (used in) investing activities	2,570,861	(7,608,750)	1,202,359
Net cash generated from (used in) financing activities	¥ (3,543,379)	¥ (4,157,748)	¥ (8,642,610)